- vi -

1933 Act File No.                                                       33-45973
                                                     1940 Act File No. 811-06576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         ----

      Pre-Effective Amendment No.         ......................

      Post-Effective Amendment No. _17_ ........................            X
                                    -- -                                 ----

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.  18  ...............................                 X
                    -----                                              ----

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

Jay S. Neuman, Esquire                Copies to:        Burton M. Leibert, Esq.
Federated Investors Tower                              Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779                    One Citicorp Center
(Name and Address of Agent for Service)                153 East 53rd Street
                                                       New York, New York 10022


It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) [ ] on pursuant to paragraph (b) [X] 60 days after filing pursuant to paragraph (a)(1) [ ] on
(date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BT PreservationPlus Portfolio has also executed this Registration Statement.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on February 28, 1997; or _ intends to file the Notice required by that Rule on or about ______; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of BT PYRAMID MUTUAL FUNDS, which is comprised of six Funds, relates only to the BT PreservationPlus Fund which is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading
                          (Rule 404(c) Cross Reference)

Item 1.           Cover Page..................................Cover Page.
Item 2.           Synopsis....................................Expense Summary.
Item 3.           Condensed Financial
                   Information                                Performance.
Item 4.           General Description of
                   Registrant.................................The Fund; Who May
                                                              Invest; Investment
                                                              Principles and
                                                              Risks; Special
                                                              Information
                                                              Concerning the
                                                              Master-Feeder Fund
                                                              Structure; Risk
                                                              Factors: Matching
                                                              the Fund to
                                                              Your Investment
                                                              Needs.

Item 5.           Management of the Fund......................Management of the
                                                              Trust and the
                                                              Portfolio;
Item 6.           Capital Stock and Other
                   Securities.................................Net Asset Value;
                                                              Dividends, and
                                                              Capital Gain
                                                              Distributions.
Item 7.           Purchase of Securities Being
                   Offered....................................Shareholder and
                                                              Account Policies;
                                                              Account
                                                              Information;
                                                              Transactions in
                                                              Fund
                                                              Shares.
Item 8.           Redemption or Repurchase                    Shareholder and
                                                              Account Policies;
                                                              Account
                                                              Information;
                                                              Transactions in
                                                              Fund
                                                              Shares.
Item 9.           Legal Proceedings...........................None.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................Cover Page.
Item 11.          Table of Contents...........................Table of Contents.
Item 12.          General Information and
                   History                                    Organization of
                                                              the Trust.
Item 13.          Investment Objectives and
                   Policies..................................Investment
                                                             Objective, Policies
                                                             and Restrictions.

Item 14.          Management of the Fund......................Management of the
                                                              Trusts.
Item 15.          Control Persons and Principal
                   Holders of Securities                      Trustees'
                                                              Compensation.
Item 16.          Investment Advisory and Other
                   Services                                  Investment Adviser;
                                                             Administrator.
Item 17.          Brokerage Allocation.......................Portfolio
                                                             Transactions and
                                                             Brokerage
                                                             Commissions.
Item 18.          Capital Stock and Other
                   Securities                                 Not Applicable.
Item 19.          Purchase, Redemption and
                   Pricing of Securities Being
                   Offered...................................Valuation of
                                                             Assets; Redemptions
                                                             in Kind.
Item 20.          Tax Status.................................Taxation.
Item 21.          Underwriters                               Not applicable.
Item 22.          Calculation of Performance
                   Data                                      Performance
                                                             Information.
Item 23.          Financial Statements                       To be filed by
                                                             Amendment.




INFORMATION HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                   Subject to completion, dated June 25, 1997


                             BT PYRAMID MUTUAL FUNDS

                            BT PRESERVATIONPLUS FUND
                               INSTITUTIONAL CLASS


Seeks a high level of current income while seeking to maintain a stable value per share.

PROSPECTUS: August________________, 1997

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund ("the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Institutional Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its net investable assets in BT PreservationPlus Portfolio (the "Portfolio"), a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust"), with an identical investment objective. See "Special Information Concerning the Master-Feeder Fund Structure" . The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable value per share or otherwise achieve its objective.


Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated April 28, 1997, (as revised August _________, 1997) which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. For a free copy of this document, please call the Trust's service agent at 1-800-677-7596.

Shares of the Fund are neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust Company, and the Shares are not Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                                TABLE OF CONTENTS

                                                                PAGE


The Fund........................................................ 3
Who May Invest...................................................3
Investment Principles and Risks..................................4
Expense Summary..................................................4

The Fund in Detail...............................................6
Risk Factors: Matching the Fund to Your Investment Needs.........7
Special Information Concerning the Master-Feeder Fund Structure.10
Securities and Investment Practices of the Portfolio............11
Performance.....................................................14
Management of the Trust and Portfolio...........................14
Net Asset Value.................................................16

Shareholder and Account Policies................................17
Dividends and Capital Gain Distributions........................19
Additional Information..........................................19

                                     - xc -

                                    THE FUND


The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."


There can be no assurance that the Fund will achieve its objective.

WHO MAY INVEST


Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods. The Shares are available to employee benefit plans whose initial investment equals or exceeds $25 million.

The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information" .


INVESTMENT PRINCIPLES AND RISKS

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The  Portfolio  incurs  costs in  connection  with  its  investment  in  Wrapper
Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.


Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.


EXPENSE SUMMARY

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.


The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. The Trustees of the Trust believe that the aggregate expenses of the Fund (including its proportionate share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if the Trust retained the services of an investment adviser and the assets of the Fund were invested directly in Portfolio Securities and Wrapper Agreements.


Shareholder Transaction Expenses


Maximum Sales Charge on Purchases                             None

Maximum Sales Charge on Reinvested Dividends                           None


Maximum Redemption Fee                                                 2.0%

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares" .



Annual Operating Expenses (as a percentage of the Fund's projected average daily net assets)


Investment advisory fee (after reimbursement or waiver)*          0.20%

12b-1 fee                                                                  None

Other expenses (after reimbursement or waiver)**                  0.20%

Total operating expenses (after reimbursement or waiver)          0.40%


-----------
* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.


** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stablize the value per Share of the Fund (see "Investment Principles and Risks" ).


Expense Table Example:

     An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period. No redemption fee has been included.

                                            One Year          Three Years


                                               $4                           $13

The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.66%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.01%.The example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood") as the Trust's distributor (the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Fund" and "Valuation Details" .


As of the date of this Prospectus, the Fund has issued four classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.


Fund Financial Highlights

The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

                               THE FUND IN DETAIL


INVESTMENT OBJECTIVE AND POLICIES


The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved.


The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.


The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. Government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. Government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio" ), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk
Factors: Matching the Fund to Your Investment Needs" herein and in the SAI for more information.


In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.


RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS


The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goal. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

Risks of Investing in Fixed Income Securities
All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.


Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.


When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (i.e., money market funds).

Risks of Wrapper Agreements
Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of most Wrapper Agreements purchased by the Portfolio, the Crediting Rate is based on the actual interest income earned on the Covered Assets plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares.
Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investment in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" .

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

Derivatives

The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio" .



SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.


The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.


SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO


     U.S. Government Securities. U.S. Government Securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.


Other U.S. Dollar-Denominated Fixed Income Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. Dollar-Denominated Sovereign and Supranational Fixed Income Securities. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.


Mortgage-Backed Securities. The Portfolio may purchase mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.


Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.


Collateralized Mortgage Obligations. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real, and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.


Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. Dollar-Denominated Foreign Securities. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.


Zero Coupon Securities. Zero Coupon Securities, including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

Rule 144A Securities. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.


When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.


Reverse Repurchase Agreements and Dollar Rolls. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.


Short-Term Investments. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.


Borrowing. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.


Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

Hedging Strategies. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio is unable to close out or liquidate its hedged position.

Asset Coverage. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

PERFORMANCE


The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders.


Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

Explanation of Terms

Total Return is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Yield refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Performance information or advertisements may include comparisons of the Share's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Share's ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

Total returns and yields are based on past results and are not an indication of future performance.

MANAGEMENT OF THE TRUSTS

Boards of Trustees
The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

Investment Adviser
The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

Bankers Trust Company and Its Affiliates

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of March 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $122 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 80 offices in more than 48 countries.

Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $233 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.

Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Portfolio Management

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


John H. Dolan, a Managing Director of Bankers Trust, is head of the domestic fixed income investment group that manages the Fixed Income Securities of the Portfolio. From 1987 to 1995, Mr. Dolan was a Managing Director at Salomon Brothers where he managed the CMO structuring effort and coordinated Salomon's trading/syndicate relationship with the Resolution Trust Corporation. He joined Bankers Trust in 1995.

Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Administrator

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor, at Bankers Trust's expense.


Distributor
Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230.

Custodian and Transfer Agent
Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.


NET ASSET VALUE


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 ( 1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

                        SHAREHOLDER AND ACCOUNT POLICIES

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

o upon the Plan participant's death, retirement, disability or termination;

o to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and


o for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

Fund Shares will be owned by the Plans, which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plans initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.


Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.


TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.

Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.

The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the portfolio and assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan pay fees to the Wrapper Provider, directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.


The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise this right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, a redemption request by a withdrawing Plan will not be considered received in good order unless that Plan has provided to Bankers Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options and; (v) for the immediately preceding three (3) year period, a monthly summary of all cash flow activity for the Plans investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options. Such redemptions will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 15% or more of Plan assets invested in the Fund are redeemed within five business days pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.


The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").


Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.


The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cent) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

ADDITIONAL INFORMATION ABOUT THE TRUSTS

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (e.g., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
INSTITUTIONAL CLASS

Investment Adviser of the Portfolio and Administrator
BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006


Independent Accountants
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY  10019

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                            .................................................
No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                            .............................................

Cusip #

STA (7/97)


INFORMATION HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                   Subject to completion, dated June 25, 1997


                             BT PYRAMID MUTUAL FUNDS

                            BT PRESERVATIONPLUS FUND
                           INSTITUTIONAL SERVICE CLASS

Seeks a high level of current income while seeking to maintain a stable value per share.


PROSPECTUS: August ________________, 1997


BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund ("the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Institutional Service Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its net investable assets in BT PreservationPlus Portfolio (the "Portfolio"), a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust"), with an identical investment objective. See "Special Information Concerning the Master-Feeder Fund Structure" . The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable value per share or otherwise achieve its objective.

Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated April 28, 1997, as revised August_________, 1997 which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. For a free copy of this document, please call the Trust's service agent at 1-800-677-7596.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust Company, and the Shares are not Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                                TABLE OF CONTENTS

                                                                   PAGE

The Fund............................................................. 3
Who May Invest........................................................3
Investment Principles and Risks.......................................4
Expense Summary.......................................................4
The Fund in Detail....................................................6
Risk Factors: Matching the Fund to Your Investment Needs..............7
Special Information Concerning the Master-Feeder Fund Structure......10
Securities and Investment Practices of the Portfolio.................11
Performance..........................................................14
Management of the Trust and Portfolio................................14
Net Asset Value......................................................16
Shareholder and Account Policies.....................................17
Dividends and Capital Gain Distributions.............................19
Additional Information...............................................19

                                    THE FUND

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs" .

There can be no assurance that the Fund will achieve its objective.

WHO MAY INVEST

Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods. The Shares are available to employee benefit plans whose initial investment equals or exceeds $25 million.

The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information" .

INVESTMENT PRINCIPLES AND RISKS

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The  Portfolio  incurs  costs in  connection  with  its  investment  in  Wrapper
Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

EXPENSE SUMMARY

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. The Trustees of the Trust believe that the aggregate expenses of the Fund (including its proportionate share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if the Trust retained the services of an investment adviser and the assets of the Fund were invested directly in Portfolio Securities and Wrapper Agreements.


Shareholder Transaction Expenses

Maximum Sales Charge on Purchases                             None

Maximum Sales Charge on Reinvested Dividends                           None

Maximum Redemption Fee                                                 2.0%


Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares" .

Annual Operating Expenses (as a percentage of the Fund's projected average daily net assets)

Investment advisory fee (after reimbursement or waiver)*           0.20%

12b-1 fee                                                                   None

Other expenses (after reimbursement or waiver)**                   0.35%

Total operating expenses (after reimbursement or waiver)           0.55%

-----------
* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.15%. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stablize the value per Share of the Fund (see "Investment Principles and Risks" ).


Expense Table Example:

An investor  would pay the following  expenses on a $1,000  investment  assuming
(1) 5% annual return and (2)  redemption at the end of each time period.
No redemption fee has been included.

                                            One Year          Three Years

                                               $6                           $18


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.81%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.16%.The example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

Shares of the Fund are subject to shareholder servicing fees in the maximum amount of 0.15% of the average daily net assets of the Shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, providing periodic statements showing the client's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood") as the Trust's distributor (the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Fund" and "Valuation Details" .

As of the date of this Prospectus, the Fund has issued four classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.

Fund Financial Highlights

The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

                               THE FUND IN DETAIL


INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors:
Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved.

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.


The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. Government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. Government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio" ), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk
Factors: Matching the Fund to Your Investment Needs" herein and in the SAI for more information.


In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to
4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these investments and investment practices is included as well.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goal. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

Risks of Investing in Fixed Income Securities
All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (i.e., money market funds).

Risks of Wrapper Agreements
Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of most Wrapper Agreements purchased by the Portfolio, the Crediting Rate is based on the actual interest income earned on the Covered Assets plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares.
Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investment in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" .

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

Derivatives

The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio" .



SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO


     U.S. Government Securities. U.S. Government Securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Bank or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.


Other U.S. Dollar-Denominated Fixed Income Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. Dollar-Denominated Sovereign and Supranational Fixed Income Securities. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.


Mortgage-Backed Securities. The Portfolio may purchase mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.


Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Collateralized Mortgage Obligations. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.


Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.


Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. Dollar-Denominated Foreign Securities. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

Zero Coupon Securities. Zero Coupon Securities, including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

Rule 144A Securities. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Reverse Repurchase Agreements and Dollar Rolls. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

Short-Term Investments. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.


Borrowing. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.


Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

Hedging Strategies. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio is unable to close out or liquidate its hedged position.

Asset Coverage. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

PERFORMANCE

The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

Explanation of Terms

Total Return is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Yield refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Performance information or advertisements may include comparisons of the Share's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Share's ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

Total returns and yields are based on past results and are not an indication of future performance.

MANAGEMENT OF THE TRUSTS

Boards of Trustees
The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

Investment Adviser
The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

Bankers Trust Company and Its Affiliates
Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of March 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $122 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 80 offices in more than 48 countries.

Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $233 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.


Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Portfolio Management

Eric Kirsch (CFA), a Managing Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.


John H. Dolan, a Managing Director of Bankers Trust, is head of the domestic fixed income investment group that manages the Fixed Income Securities of the Portfolio. From 1987 to 1995, Mr. Dolan was a Managing Director at Salomon Brothers where he managed the CMO structuring effort and coordinated Salomon's trading/syndicate relationship with the Resolution Trust Corporation. He joined Bankers Trust in 1995.

Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Administrator
Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor, at Bankers Trust's expense.

Distributor
Edgewood, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230.

Custodian and Transfer Agent
Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.


NET ASSET VALUE


The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

                        SHAREHOLDER AND ACCOUNT POLICIES

ACCOUNT INFORMATION


The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:


o upon the Plan participant's death, retirement, disability or termination;

o to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

o for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

Fund Shares will be owned by the Plans, which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plans initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.

Purchase orders for Shares that are received by Bankers Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.

The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the portfolio and assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan pay fees to the Wrapper Provider, directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.

The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise this right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, a redemption request by a withdrawing Plan will not be considered received in good order unless that Plan has provided to Bankers Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options and; (v) for the immediately preceding three (3) year period, a monthly summary of all cash flow activity for the Plans investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options. Such redemptions will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 15% or more of Plan assets invested in the Fund are redeemed within five business days pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.

The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cent) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

ADDITIONAL INFORMATION ABOUT THE TRUSTS

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (e.g., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

BT PYRAMID MUTUAL FUNDS
BT PRESERVATIONPLUS FUND
INSTITUTIONAL SERVICE CLASS

Investment Adviser of the Portfolio and Administrator
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

Independent Accountants
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY  10019

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                            .................................................
No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                            ..................................

Cusip #
STA (7/97)


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                               April 28, 1997


                     (as revised August ________, 1997)

BT Pyramid Mutual Funds:


BT PreservationPlus Fund
     Investment Class
     Service Class


     Institutional Class
     Institutional Service Class


BT PreservationPlus Fund (the "Fund") is a separate series of BT Pyramid Mutual Funds (the "Trust"), an open-end, management investment company (mutual fund). The Investment Class, Service Class, Institutional Class, and Institutional Service Class of shares (individually and collectively referred to as "Shares" as the context may require) of the Fund are described herein.


         Table of Contents

         Investment Objective, Policies and Restrictions.....3
         Performance Information............................20
         Valuation of Assets; Redemptions in Kind...........21
         Management of the Trusts...........................24
         Organization of the Trust..........................30
         Taxation...........................................31
         Appendix...........................................34

As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in BT PreservationPlus Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio. The Fund is designed as an alternative investment to guaranteed investment contracts ("GICs"), collective GIC funds, bank investment contracts ("BICS"), and so-called "synthetic GICs."

Shares are sold by Edgewood Services, Inc., the Trust's distributor (the "Distributor"), to participant-directed employee benefit plans meeting specified criteria. Bankers Trust Company ("Bankers Trust") is the Portfolio's investment adviser ("Adviser").




The Fund's Prospectuses (individually and collectively referred to as the "Prospectus" as the context may require) are dated April 28, 1997 (revised May 23, 1997) for the Investment Class Shares and Service Class Shares and August __, 1997 for the Institutional Class Shares and Institutional Service Class Shares. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the telephone number listed below. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus.




                              BANKERS TRUST COMPANY
              Investment Adviser of the Portfolio and Administrator
                             EDGEWOOD SERVICES, INC.
                                   Distributor

                               Clearing Operations
P.O. Box 897          Pittsburgh, Pennsylvania 15230-0897        (800) 730-1313

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.


                               Investment Policies

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund to do so.

The following is a discussion of the various investments of and techniques employed by the Portfolio.

Short-Term Instruments. The Portfolio may hold short-term investments consisting of foreign and domestic (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have an outstanding long-term debt rating of A or higher by Standard & Poor's Ratings Group ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix.

Mortgage- and Asset-Backed Securities. The yield characteristics of the mortgage- and asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. Collateralized mortgage obligation ("CMO") classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.


Zero-Coupon Securities. The Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Zero coupon securities usually trade at a substantial discount from their face or par value. Zero coupon securities are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers has been increasing in recent years. As of November 1996, there were approximately fifteen Wrapper Providers rated in the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.

In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper
Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements, as noted in the Fund's prospectus, provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date.

For a description of Wrapper Provider ratings, see the Appendix.

Illiquid Securities. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the 1933 Act, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser  will  monitor the  liquidity  of Rule 144A  securities  held by the
Portfolio  under the  supervision  of the  Portfolio  Trust  Board.  In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian (Bankers Trust) a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Additional U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.


Futures Contracts and Options on Futures Contracts -- General. The successful use of these instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.


Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury bills. The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the U.S.
Government.


At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Portfolio may have to provide or may receive cash that reflects any decline or increase in the contract's value).

At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the Portfolio's acquisition or sale of a futures contract is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities held by the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the Portfolio's NAV from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Bankers Trust may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Portfolio Trust Board has adopted a restriction that the Portfolio will not enter into any futures contract or option on a futures contract if immediately thereafter the amount of margin deposits on all the futures contracts held by the Portfolio and premiums paid on outstanding options on its futures contracts (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the Portfolio's total assets.


Options on Securities. The Portfolio may write (sell) covered call and put options on its portfolio securities ("covered options") to a limited extent in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options it writes. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid securities in a segregated account with its custodian.


When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain non-fundamental policies concerning option transactions that are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio Trust Board.


Options on Securities Indices. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement on expiration of the option based upon the difference between the exercise price and the value of the index.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index, and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.


                                                   Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

                                               Investment Restrictions

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.


Fundamental Restrictions. As a matter of fundamental policy, the Portfolio may not:

              (1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

              (2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

              (3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value);
              (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

              (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);


     (5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;


              (6) Issue any senior security (as that term is defined in the 1940
              Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

              (7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and


              (8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.


Non-Fundamental Restrictions. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees or the Portfolio Trust or the Trust as applicable without shareholder approval):

         (i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

         (ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

         (iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act, except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

         (iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


                             PERFORMANCE INFORMATION

                        Standard Performance Information

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Yield: Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

         Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

         Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Shares' net income (and therefore its yield and total return) during the period such waivers are in effect.

         Total return: The Shares' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Shares' may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any performance information provided for the Shares' should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance


Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

    In connection with communicating its performance to
current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women and Worth.

                         Economic and Market Information

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



                    VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities  (other than short-term debt obligations  maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determine that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) ("FRR 1"), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the --

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

Each Trust, on behalf of the Fund, and the Portfolio reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities and in Wrapper Agreements, as the same may be chosen by the Adviser in its sole discretion (a "redemption in kind"). Such securities and Wrapper Agreements shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain and assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the portfolio securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year (or more for non-participant directed withdrawals). The maintenance of Wrapper Agreements distributed in kind may also require that a withdrawing Plan pay fees to the Wrapper Provider. Such fees are anticipated to be comparable to the fees paid by the Portfolio with respect to Covered Assets (typically 0.10% to 0.25% per dollar of Covered Assets). Wrapper Agreements distributed in kind will also require the portfolio securities covered be of a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan may freely sell portfolio securities covered by a Wrapper Agreement, its management of the portfolio securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the agreements. Moreover, a Plan may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. In some cases, however, a Plan may be able to further assign the Wrapper Agreements and covered securities to other commingled investment vehicles, such as a bank collective fund, and thereby avoid the imposition of these additional expenses.

The Trust, on behalf of the Fund, and the Portfolio have to redeem Shares or beneficial interests, respectively, with respect to any one investor during any 90-day period solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund or the Portfolio, as the case may be, at the beginning of the period. The Trust, on behalf of the Fund, is also seeking an exemptive order from the SEC with respect to redemptions in kind made to 5% or greater shareholders of the Fund.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive Portfolio Securities and Wrapper Agreements of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.



                                              MANAGEMENT OF THE TRUSTS


Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, as the case may be. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

    The Trustees and officers of the Trusts, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897. An asterisk indicates that Trustee who is an "interested person" (as defined in the 1940 Act) of either Trust.

                                                Trustees of the Trust

     PHILIP W. COOLIDGE* (birthdate: 9/2/1951) - Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December,
1988) and Signature  Broker-Dealer  Services,  Inc.  ("Signature") (since April,
1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.




     MARTIN J. GRUBER (birthdate: 7/15/1937) - Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.


     KELVIN  J.  LANCASTER   (birthdate:   12/10/1924)  -  Trustee;   Professor,
Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.



HARRY VAN BENSCHOTEN (birthdate: 2/18/1928) - Trustee; Director, Canada Life Insurance Company of New York; Director, Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Retired (since 1987);
Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 6581 Ridgewood Drive, Naples, Florida 33963.

                         Trustees of the Portfolio Trust


     CHARLES P. BIGGAR (birthdate: 10/13/1930) - Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.



     PHILIP W. COOLIDGE* (birthdate: 9/2/1951) - Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April,
1989). His address is 6 St James Avenue, Boston, Massachusetts 02116.

     S. LELAND DILL (birthdate: 3/28/1930) - Trustee; Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd.; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


     PHILIP SAUNDERS, JR. (birthdate: 10/11/1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock
Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                             Officers of the Trusts

Unless otherwise specified, each officer listed below holds the same position with each Trust.


     RONALD M. PETNUCH (birthdate: 2/27/1960) - President and Treasurer, Senior Vice President; Federated Services Company ("FSC"); formerly, Director of Proprietary Client Services, Federated Administrative Services ("FAS"), and Associate Corporate Counsel,

Federal Investors ("FI").


     CHARLES L. DAVIS, JR. (birthdate: 3/23/1960) - Vice President and Assistant Treasurer; Vice President, FAS.

JAY S. NEUMAN (birthdate: 4/22/1950) - Secretary; Corporate Counsel, FI.


Messrs. Coolidge, Petnuch, Davis and Neuman also hold similar positions for other investment companies for which Signature or Edgewood, respectively, or an affiliate, serves as the principal underwriter.




No person who is an officer or director of Bankers Trust is an officer or trustee of the Trusts. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Trust or the Portfolio for serving as an officer or trustee of the Trust or the Portfolio.

                                               Trustees' Compensation

                                    Compensation
Name of Trustee                      from Trust*              Fund Complex**


Harry Van Benschoten                $12,500                   $27,500
Trustee of Trust

Philip W. Coolidge                  $400                      $1,250
Trustee of Trust and
Portfolio Trust

Martin J. Gruber                    $12,500                   $27,750
Trustee of Trust

Kelvin J. Lancaster                 $12,500                   $26,250
Trustee of Trust

Charles P. Biggar                   $725                      $28,750
Trustee of
Portfolio Trust

S. Leland Dill                      $725                      $28,750
Trustee of
Portfolio Trust

Philip Saunders, Jr.                $725                      $28,750
Trustee of
Portfolio Trust




     * The aggregate compensation is provided for the Trust which is comprised of 6 funds. Information is furnished for the fiscal year ended March 31, 1997.


** Information provided for last calendar year.



     As of February 25, 1997, the Trustees and officers of the Trusts and the Fund owned in the aggregate less than 1% of the shares of any fund or the Trust (all series taken together).


                               Investment Adviser

Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and the Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and SAIs for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.


                                  Administrator

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and the FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   Use of Name

The Trust and Bankers Trust have agreed that the Trust may use the letters "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the letters "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the letters "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Fund and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as counsel to the Trusts. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Fund and the Portfolio.


                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.
Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.

                                    TAXATION

                              Taxation of the Fund


The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the "Income Requirement"), (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures contracts held less than three months (the "30% Limitation"), (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), and (d) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).


The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by the Fund in the Portfolio will not cause the Fund to be liable for any income or franchise tax in the State of New York.

                            Taxation of the Portfolio

The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the 30% Limitation for the Fund if they are held for less than three months.

                                 Sale of Shares

Any gain or loss realized by a shareholder on the sale or other disposition of Shares, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to those Shares.

                            Foreign Withholding Taxes

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS:

==================== ===========================================================

==================== ===========================================================
AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

==================== ===========================================================
AA+ High credit quality. Protection factors are strong. Risk is modest but may vary slightly AA from time to time because of economic conditions.
AA-
==================== ===========================================================
A+ Protection factors are average but adequate. However, risk factors are more variable and A greater in periods of economic stress.
A-
==================== ===========================================================
BBB+ Below-average protection factors but still considered sufficient for prudent investment. BBB Considerable variability in risk during economic cycles. BBB-
-------------------- ===========================================================
BB+ Below investment grade but deemed likely to meet obligation when due. Present or prospective BB financial protection factors fluctuate according to industry conditions or company fortunes. BB- Overall quality may move up or down frequently within this category.

-------------------- ===========================================================

==================== ===========================================================
B+ Below investment grade and possessing risk that obligations will not be met when due. B Financial protection factors will fluctuate widely according to economic cycles, industry B- conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating
                    grade.

==================== ===========================================================
CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or  preferred  dividends.  Protection  factors are
                     narrow  and  risk  can  be  substantial   with  unfavorable
                     economic/industry conditions, and/or with unfavorable company developments.

==================== ===========================================================
DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

==================== ===========================================================
DP                   Preferred stock with dividend arrearages.

==================== ===========================================================

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS:

A-1 An obligor rated 'A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated 'A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated 'A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

D-1+ Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals
are  sound.   Although   ongoing  funding  needs  may  enlarge  total  financing
requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS:

                                                         Aaa
Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

                                                         Aa

Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

                                                          A

Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

                                                         Baa

Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

                                                         Ba

Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

                                                          B

Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

                                                         Caa

Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.


                                                         Ca
Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

                                                          C

Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS:

Secure Range:  AAA to BBB

"AAA" Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range:  BB to CCC

"BB" Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B"  Vulnerable   financial  security.   Currently  able  to  meet  policyholder
obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies.
Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS:

================ ===============================================================
AAA              Highest claims paying ability.  Risk factors are negligible.
================ ===============================================================
AA+ Very high claims paying ability. Protection factors are strong. Risk is modest, but may vary AA slightly over time due to economic and/or underwriting conditions.
AA-
================ ===============================================================
A+ High claims paying ability. Protection factors are average and there is an expectation of A variability in risk over time due to economic and/or underwriting conditions.
A-
================ ===============================================================
BBB+ Adequate claims paying ability. Protection factors are adequate. There is considerable BBB variability in risk over time due to economic and/or underwriting conditions.
BBB-
================ ===============================================================
BB+ Uncertain claims paying ability and less than investment grade quality. However, the company is BB deemed likely to meet these obligations when due. Protection factors will vary widely with BB- changes in economic and/or underwriting conditions.

================ ===============================================================
B+ Possessing risk that policyholder and contractholder obligations will not be paid when due. B Protection factors will vary widely with changes in economic and underwriting conditions or B- company fortunes.

================ ===============================================================
CCC There is substantial risk that policyholder and contractholder obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

================ ===============================================================
DD               Company is under an order of liquidation.

================ ===============================================================

Distributor

EdgewoodServices, Inc.                      BT Pyramid Mutual Funds
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897




Investment Adviser                                   BT PreservationPlus Fund
                                                              Investment Class
Bankers Trust Company                                Service Class
130 Liberty Street                                        Institutional Class
(One Bankers Trust Plaza)                            Institutional Service Class

New York, New York 10006



Transfer Agent

Bankers Trust Company
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

Custodian


Bankers Trust Company                       STATEMENT OF
130 Liberty Street                                   ADDITIONAL INFORMATION
(One Bankers Trust Plaza)                   April 28, 1997
New York, New York 10006                    (as revised ________, 1997)


Independent Accountants

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019

Legal Counsel

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669


STAPRVPLUS (8/97)



PART C   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements:
                  To be filed by Amendment.

         (b)      Exhibits:

         (l)      (i)      Declaration of Trust of the Trust; 5
                  (ii)     Second Amended and Restated Designation of Series; 5
                  (iii)    Third Amended and Restated Designation of Series; 5
                  (iv)     Fourth Amended and Restated Establishment and
                           Designation of Series; 5
                  (v)      Fifth Amended and Restated Establishment and
                           Designation of Series; 5
                  (vi)     Sixth Amended and Restated Establishment and
                           Designation of Series; 6
                  (vii)    Seventh Amended and Restated Establishment and
                            Designation of Series; 6
                  (viii) Eighth Amended and Restated Establishment and
                         Designation of Series; 8
         (2)      By-Laws of the Trust; 5
         (3)      Not Applicable
         (4)      Not Applicable
         (5)      (i)      Conformed Copy of Investment Advisory Agreement; 8
                  (ii)     Copy of Exhibit A to Investment Advisory Agreement; 8
         (6)      (i)      Copy of Distributor's Contract; 8
                  (ii)     Conformed Copy of Exhibit A to the Distributor's
                           Contract; 8
                  (iii)    Schedule A of Exhibit A to the Distributor's
                           Contract; 8
                  (iv)     Exhibit B to the Distributor's Contract; 8
                  (v)      Schedule A of Exhibit B to the Distributor's
                           Contract; 8
         (7)      Not Applicable
         (8)      See Exhibit (9)
         (9)      Administration and Services Agreement; 3
                  (i)      Exhibit D to the Administration and Services
                            Agreement; +
                  (ii)     Copy of Shareholder Services Plan for BT
                               PreservationPlus Fund; +
         (10) Conformed Copy of Opinion and Consent of Kirkpatrick & Lockhart LLP, with respect to BT
RetirementPlus Fund; 8
         (11)     Conformed copies of Consents of Independent Accountants; 9
-----------------------------------
+ All exhibits have been filed electronically.

(3)      Incorporated by reference to Post-Effective Amendment No. 3
         to Registrant's Registration Statement as filed with the     Commission
on April 30, 1993.
(5)      Incorporated by reference to Post-Effective Amendment No. 5
        to Registrant's Registration Statement as filed with the     Commission
on July 31, 1995.
(6) Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement as filed with the Commission on September 27, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.
(9) Incorporated by reference to Post-Effective Amendement No. 15 to Registrant's Registration Statement as filed with the Commission on March 17, 1997.

         (12)     Not Applicable
         (13) Investment representation letters of initial shareholders of the Trust; 1
         (14)     Not Applicable
         (15)     (i)      Copy of Distribution and Service Plan; 9
                  (ii)     Copy of Schedule of Fees under the Distribution and
                           Service Plan; 9
         (16)     Schedule for computation of Fund Performance; 1
         (17)     (i)     Copy of Financial Data Schedule, BT Investment Limited
                          Term U.S. Government Securities Fund
and BT Investment                           Equity Appreciation Fund; 7
                  (ii)     Copy of Financial Data Schedule, BT Investment Equity
                           500 Index Fund and BT Investment
Money Market Fund; 9
         (18)     Multiple Class Expense Allocation Plan Adopted
                  Pursuant of Rule 18f-3; 8
         (19)     Conformed copies of Power of Attorney of Registrant 9

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

         Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                                       Number of Record Holders
                                                        as of June 24, 1997

BT Investment Money Market Fund                      347
BT Investment Limited Term U.S.
         Government Securities Fund                  215
BT Investment Equity 500 Index Fund                  943
BT Institutional Asset Management Fund               20
BT Investment Equity Appreciation Fund
                  Advisor Class                               18
                  Investment Class                            0
BT RetirementPlus Fund
                  Investor Class Shares                       0
                  Institutional Class Shares         0

ITEM 27. Indemnification; 8






-----------------------------------
+ All exhibits have been filed electronically.
(1) Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
(7) Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.
(9) Incorporated by reference to Post-Effective Amendement No. 15 to Registrant's Registration Statement as filed with the Commission on March 17, 1997.

ITEM 28. Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to the Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Willimsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

     William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

     N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius
Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emerita, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

     ITEM 29. Principal Underwriters a) Edgewood Service, Inc., the principal underwriter for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Advisor Funds, BT Institutional Funds, Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, inc. and Old Westbury Funds, Inc.

         b)

              (1)                          (2)                         (3)
Name and Principal              Positions and Offices           Positions and Offices    With Distributor
                                                                  Business Address
                                                                                    -------------------
With Registrant

Lawrence Caracciolo             Director, President,                    --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                Director,                               --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue          Director,                               --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch               Vice President,                 President and Treasurer
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt               Vice President,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                Assistant Vice President,               --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                Secretary,                  Assistant Secretary
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                  Assistant Secretary,                    --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(c)      None

ITEM 30. Location of Accounts and Records:

BT Pyramid Mutual Funds                     Federated Investors Tower
(Registrant)                                Pittsburgh, PA 15222-3779

Bankers Trust Company:                      130 Liberty Street
                                                     New York, NY 10006
(Custodian, Investment Adviser
and Administrator)

Investors Fiduciary Trust Company:  127 West 10th Street,
(Transfer Agent and Dividend                Kansas City, MO 64105.
Disbursing Agent)

Edgewood Services, Inc.:    Clearing Operations, P.O. Box 897, (Distributor)
                             Pittsburgh, PA 15230-0897.

ITEM 31. Management Services:
                  Not Applicable


ITEM 32. Undertakings

         The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

         If the information called for by Item 5A of Form N-lA is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT PYRAMID MUTUAL FUNDS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 25th day of June, 1997.

                                                         BT PYRAMID MUTUAL FUNDS

                                                           By: /s/ Jay S. Neuman
                                                        Jay S. Neuman, Secretary
                                                                   June 25, 1997

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                        TITLE                   DATE

By:      /s/ Jay S. Neuman          Attorney in Fact          June 25, 1997
         Jay S. Neuman              For the Persons
         SECRETARY                          Listed Below


/s/RONALD M. PETNUCH*               President and Treasurer
Ronald M. Petnuch                   (Chief Executive Officer,
                                            Principal Financial and Accounting
                                            Officer)

/s/PHILIP W. COOLIDGE*              Trustee
Philip W. Coolidge

/s/HARRY VAN BENSCHOTEN*   Trustee
Harry Van Benschoten

/s/MARTIN J. GRUBER*                Trustee
Martin J. Gruber

/s/ KELVIN J. LANCASTER*   Trustee
Kelvin J. Lancaster


* By Power of Attorney

         BT PRESERVATIONPLUS PORTFOLIO has duly caused this Post-Effective amendment No. 17 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 25th day of June, 1997.

                                                   BT PRESERVATIONPLUS PORTFOLIO

                                                           By: /s/ Jay S. Neuman
                                                        Jay S. Neuman, Secretary
                                                                   June 25, 1997

     This Post-Effective amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


NAME                                        TITLE                      DATE

By:      /s/ Jay S. Neuman          Attorney in Fact          June 25, 1997
         Jay S. Neuman              For the Persons
         SECRETARY                          Listed Below


/s/RONALD M. PETNUCH*               President and Treasurer
Ronald M. Petnuch                   (Chief Executive Officer,
                                            Principal Financial and Accounting
                                            Officer)

/s/PHILIP W. COOLIDGE*              Trustee
Philip W. Coolidge

/s/CHARLES P. BIGGAR*               Trustee
Charles P. Biggar

/s/S. LELAND DILL*                  Trustee
S. Leland Dill

/s/PHILIP SAUNDERS, JR.*   Trustee
Philip Saunders, Jr.

* By Power of Attorney